Net loss per share - Summary of Antidilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Marketing consulting services agreement (in shares)	198,510,488	185,910,721	184,620,015
Earn-out Shares
Earnings per share [line items]
Marketing consulting services agreement (in shares)	158,177,609	158,177,609	158,177,609
Class C-1 Shares
Earnings per share [line items]
Marketing consulting services agreement (in shares)	20,499,965	20,499,965	15,999,965
Class C-2 Shares
Earnings per share [line items]
Marketing consulting services agreement (in shares)	4,500,000	4,500,000	9,000,000
Performance Stock Units
Earnings per share [line items]
Marketing consulting services agreement (in shares)	3,739,120	1,971,076	858,821
RSUs
Earnings per share [line items]
Marketing consulting services agreement (in shares)	10,726,146	762,071	458,620
Marketing consulting services agreement
Earnings per share [line items]
Marketing consulting services agreement (in shares)	0	0	125,000
RSAs
Earnings per share [line items]
Marketing consulting services agreement (in shares)	867,648	0	0